Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
Schedule of other payables
	December 31, 2023	December 31, 2022
Payables on intangible assets	$3,020,475	$-
Professional fee payable	1,037,187	1,141,582
Salaries and bonuses payable	689,331	1,466,631
Pension payable	83,738	99,921
Payables on machinery and equipment	19,724	79,517
Output tax payable	161,685	469,800
Others	1,068,423	363,547
	$6,080,563	$3,620,998